FINANCIAL ASSETS AND LIABILITIES - Schedule of fair value option of financial instruments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	R$ (6,391,961)
Loans, financing and debentures	(52,987,216)	R$ (45,659,037)	R$ (42,249,460)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(5,264,478)
Loans, financing and debentures	(5,429,667)	(5,403,521)
Accumulated fair value adjustment of Loans, financing and debentures	1,033,065	303,423
Notional amount of derivatives	5,264,478
Hedging instrument, assets	1,214,068	2,293,143
Derivative hedging instruments accumulated fair value adjustment	(1,041,384)	95,408
Notional amount of hedging instruments
Net currency and interest rate instruments	(4,215,599)	(3,110,378)
Net accumulated fair value adjustment of currency and interest rate instruments	R$ (8,319)	(398,831)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Swap Senior Notes 2027 | Cosan S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	126.85% of the CDI
Notional amount of derivatives	R$ 3,391,505
Hedging instrument, assets	1,285,454	2,047,237
Derivative hedging instruments accumulated fair value adjustment	R$ (736,466)	45,181
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | FX and interest rate swap, one | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	108% of CDI
Notional amount of derivatives	R$ 100,198
Hedging instrument, assets	15,468	30,535
Derivative hedging instruments accumulated fair value adjustment	R$ 15,067	(3,096)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | FX and interest rate swap, two | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	118% of CDI
Notional amount of derivatives
Hedging instrument, assets		47,527
Derivative hedging instruments accumulated fair value adjustment	R$ 47,527	(20,019)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | EIB 3rd Tranche | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	88.5% of the CDI
Notional amount of derivatives
Hedging instrument, assets
Derivative hedging instruments accumulated fair value adjustment		844
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | EIB 4th Tranche | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	81.1% of the CDI
Notional amount of derivatives
Hedging instrument, assets
Derivative hedging instruments accumulated fair value adjustment		2,583
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Resolution 4,131 (2018) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	107.9% of the CDI
Notional amount of derivatives	R$ 268,125
Hedging instrument, assets	123,760	168,358
Derivative hedging instruments accumulated fair value adjustment	R$ (61,685)	20,794
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Resolution 4,131 (2020) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	CDI + 2.75%
Notional amount of derivatives
Hedging instrument, assets
Derivative hedging instruments accumulated fair value adjustment		15,711
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Resolution 4,131 (2021) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	CDI + 1.25%
Notional amount of derivatives	R$ 407,250
Hedging instrument, assets	(50,245)	(514)
Derivative hedging instruments accumulated fair value adjustment	R$ (88,612)	(6,628)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Resolution 4,131 (2022) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	CDI + 1.20%
Notional amount of derivatives	R$ 1,097,400
Hedging instrument, assets	(160,369)
Derivative hedging instruments accumulated fair value adjustment	R$ (217,215)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Senior notes due 2027 | Cosan S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	USD+7.0%
Notional amount	R$ (3,391,505)
Loans, financing and debentures	(3,587,265)	(4,305,928)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 967,778	313,052
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Export Credit Agency (“ECA”)
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	EUR + 0.58%
Notional amount	R$ (100,198)
Loans, financing and debentures	(68,455)	(95,460)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 377	(1,337)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Resolution 4131
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	USD+2.20%
Notional amount
Loans, financing and debentures		(148,932)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 247	4,412
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Resolution 4,131 (2018) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	USD + 3.67%
Notional amount	R$ (268,125)
Loans, financing and debentures	(395,285)	(438,823)
Accumulated fair value adjustment of Loans, financing and debentures	R$ (2,680)	(18,230)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Resolution 4,131 (2021) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	USD + 1.36%
Notional amount	R$ (407,250)
Loans, financing and debentures	(377,705)	(414,378)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 15,545	5,526
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Resolution 4,131 (2022) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	USD + 2.13%
Notional amount	R$ (1,097,400)
Loans, financing and debentures	(1,000,957)
Accumulated fair value adjustment of Loans, financing and debentures	51,798
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(4,254,668)
Loans, financing and debentures	(4,299,101)	(2,183,102)
Accumulated fair value adjustment of Loans, financing and debentures	(2,153,730)	(748,925)
Notional amount of derivatives	4,254,668
Hedging instrument, assets	51,226	172,434
Derivative hedging instruments accumulated fair value adjustment	(184,713)	(34,435)
Notional amount of hedging instruments
Net currency and interest rate instruments	(4,247,875)	(2,010,668)
Net accumulated fair value adjustment of currency and interest rate instruments	R$ (2,338,443)	(783,360)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Swaps 4th issue - 2nd series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	94.64% CDI
Notional amount of derivatives
Hedging instrument, assets
Derivative hedging instruments accumulated fair value adjustment	R$ (3,900)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Swaps 4th issue - 3rd series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	112.49% CDI
Notional amount of derivatives	R$ 114,818
Hedging instrument, assets	(778)
Derivative hedging instruments accumulated fair value adjustment	R$ (5,096)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | 6th issue - single series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	89.9% CDI
Notional amount of derivatives	R$ 523,993
Hedging instrument, assets	(10,419)
Derivative hedging instruments accumulated fair value adjustment	R$ (26,161)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Swaps 9th issue - 1st series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	109.20% CDI
Notional amount of derivatives	R$ 500,000
Hedging instrument, assets	(17,705)	5,776
Derivative hedging instruments accumulated fair value adjustment	R$ (37,517)	5,776
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Swaps 9th issue - 2nd series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	110.50% CDI
Notional amount of derivatives	R$ 500,000
Hedging instrument, assets	(40,441)	12,939
Derivative hedging instruments accumulated fair value adjustment	R$ (53,304)	12,939
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Projects VI and VII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	87.50% CDI
Notional amount of derivatives	R$ 160,126
Hedging instrument, assets	(2,046)
Derivative hedging instruments accumulated fair value adjustment	R$ (6,923)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project VIII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	82.94% CDI
Notional amount of derivatives	R$ 870,149
Hedging instrument, assets	(21,039)
Derivative hedging instruments accumulated fair value adjustment	R$ (48,613)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project IX | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	82.94% CDI
Notional amount of derivatives	R$ 565,582
Hedging instrument, assets	(6,632)
Derivative hedging instruments accumulated fair value adjustment	R$ (6,632)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	107% CDI
Notional amount of derivatives	R$ 420,000
Hedging instrument, assets	76,194	71,375
Derivative hedging instruments accumulated fair value adjustment	R$ (4,819)	(11,682)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	103% CDI
Notional amount of derivatives	R$ 600,000
Hedging instrument, assets	74,092	82,344
Derivative hedging instruments accumulated fair value adjustment	R$ 8,252	(41,468)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | 4th issue - 3rd series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 7.36%
Notional amount	R$ (114,818)
Loans, financing and debentures	(114,014)
Accumulated fair value adjustment of Loans, financing and debentures	R$ (114,014)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | 6th issue - single series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 4.33%
Notional amount	R$ (523,993)
Loans, financing and debentures	(523,837)
Accumulated fair value adjustment of Loans, financing and debentures	R$ (523,837)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debenture 9th issue - 1st series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 5.12%
Notional amount	R$ (500,000)
Loans, financing and debentures	(491,153)	(484,974)
Accumulated fair value adjustment of Loans, financing and debentures	R$ (6,179)	(484,974)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debenture 9th issue - 2nd series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 5.22%
Notional amount	R$ (500,000)
Loans, financing and debentures	(467,841)	(477,578)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 9,737	(477,578)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Projects VI and VII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 4.10%
Notional amount	R$ (160,126)
Loans, financing and debentures	(131,885)
Accumulated fair value adjustment of Loans, financing and debentures	R$ (131,885)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project VIII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 3.25%
Notional amount	R$ (870,149)
Loans, financing and debentures	(801,812)
Accumulated fair value adjustment of Loans, financing and debentures	R$ (801,812)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project IX | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 5.74%
Notional amount	R$ (565,582)
Loans, financing and debentures	(544,925)
Accumulated fair value adjustment of Loans, financing and debentures	R$ (544,925)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 4.68%
Notional amount	R$ (420,000)
Loans, financing and debentures	(518,680)	(543,752)
Accumulated fair value adjustment of Loans, financing and debentures	R$ (6,070)	82,474
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debentures | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 4.50%
Notional amount	R$ (600,000)
Loans, financing and debentures	(704,954)	(676,798)
Accumulated fair value adjustment of Loans, financing and debentures	R$ (34,745)	R$ 131,153